Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 13,471,645	$ 479,760	$ 11,416,726
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	625,791	22,286	9,983
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	11,058,328	393,815	9,619,217
Land held for construction [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 1,787,526	$ 63,659	$ 1,787,526